Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Derivative Liability	$ 163		$ 376
Warrant Liability	40,617	$ 15,987
Total Financial Liabilities at Fair Value	46,581		3,574
Fair Value, Inputs, Level 1 [Member]
Total Derivative Liability
Warrant Liability
Total Financial Liabilities at Fair Value			45,605
Fair Value, Inputs, Level 2 [Member]
Total Derivative Liability
Warrant Liability
Total Financial Liabilities at Fair Value
Fair Value, Inputs, Level 3 [Member]
Total Derivative Liability	163		376
Warrant Liability	40,617
Total Financial Liabilities at Fair Value	$ 46,581		3,574
FaceBank Group, Inc Pre-Merger [Member]
Profits interest			1,971
Embedded put option		389	376
Warrant Liability		$ 15,987
FaceBank Group, Inc Pre-Merger [Member] | Fair Value, Inputs, Level 1 [Member]
Total Derivative Liability
Profits interest
Embedded put option
Warrant Liability
Total Financial Liabilities at Fair Value
FaceBank Group, Inc Pre-Merger [Member] | Fair Value, Inputs, Level 1 [Member] | Convertible Notes [Member]
Total Derivative Liability
FaceBank Group, Inc Pre-Merger [Member] | Fair Value, Inputs, Level 1 [Member] | Related Party Convertible Notes [Member]
Total Derivative Liability
FaceBank Group, Inc Pre-Merger [Member] | Fair Value, Inputs, Level 2 [Member]
Total Derivative Liability
Profits interest
Embedded put option
Warrant Liability
Total Financial Liabilities at Fair Value
FaceBank Group, Inc Pre-Merger [Member] | Fair Value, Inputs, Level 2 [Member] | Convertible Notes [Member]
Total Derivative Liability
FaceBank Group, Inc Pre-Merger [Member] | Fair Value, Inputs, Level 2 [Member] | Related Party Convertible Notes [Member]
Total Derivative Liability
FaceBank Group, Inc Pre-Merger [Member] | Fair Value, Inputs, Level 3 [Member]
Total Derivative Liability				1,018
Profits interest			1,971
Embedded put option			376
Warrant Liability			24	4,528
Total Financial Liabilities at Fair Value			3,574	5,546
FaceBank Group, Inc Pre-Merger [Member] | Fair Value, Inputs, Level 3 [Member] | Convertible Notes [Member]
Total Derivative Liability			$ 1,203	469
FaceBank Group, Inc Pre-Merger [Member] | Fair Value, Inputs, Level 3 [Member] | Related Party Convertible Notes [Member]
Total Derivative Liability				$ 549